COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 7   COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
a. Lease agreements
In September 2013, the Israeli subsidiary exercised its option to extend the existing operating lease agreement for a period of additional 5 years until the end of February 2019. In July 2014, the Israeli subsidiary came to an agreement with the lessor with regards to the lease terms, which included an amendment to the lease payments rate, as well as the lease of additional space. The Israeli subsidiary was also granted an option to extend the lease term for an additional five year period, at then-current market rates.
As part of this agreement the Israeli subsidiary had secured a bank guarantee in the amount of approximately $1,283 thousand (denominated in NIS).
Rent expenses for the Company for the years ended December 31, 2014, 2013 and 2012 were $2,211 thousand, $1,447 thousand and $1,060 thousand, respectively.
The Israeli subsidiary subleases to a related party, which is an entity co-founded by the Chairman of the Board and CTO and the President and CEO of the Company (“the Company’s founders”) 850 square meters (approximately 9,000 square feet) from the Israeli subsidiary for monthly rent of  $29 per square meter. The lease expires on August 1, 2015 with automatic one year renewals. The Company believes the sublease terms are comparable to those that would have been reached in an arm’s-length negotiation.
Future minimum annual lease commitments under all of the Company’s operating lease agreements are as follows:
U.S. dollars in thousands
Years ending December 31:
2015	2,141
2016	2,097
2017	2,082
2018	2,082
2019	347
8,749

Other lease agreements
The Israeli subsidiary leases vehicles under vehicle operating lease agreements. Vehicles lease expenses for the Company for the years ended December 31, 2014, 2013 and 2012 were $661 thousand, $600 thousand, and $554 thousand, respectively.
Future minimum annual lease commitments under operating lease agreements are as follows:
U.S. dollars in thousands
Years ending December 31:
2015	425
2016	317
2017	171
913

b. Royalty and commissions bearing agreements
The Company signed a number of license agreements and technology transfer agreements with third parties. The agreements allow the Company to utilize and leverage the third parties’ technology in order to integrate it into the Company’s products (“Integrated Product”). In consideration thereof, the Company is obligated to pay royalties to each of the third parties, for each unit of the applicable Integrated Product sold to other parties. As a result, the Company recorded during the years ended December 31, 2014, 2013 and 2012, expenses of approximately $1,768 thousand, $920 thousand and $554 thousand in the financial statements, respectively. These expenses are classified as a component of cost of revenues.
In connection with multiple contractor and agent agreements, the Company is committed to pay commissions ranging between 1% and 3% of the direct sales earned directly as a result of these agreements. These expenses are classified as a component of sales and marketing.
c. Bank guarantees
As of December 31, 2014, the Israeli subsidiary had secured several bank guarantees in a total amount of approximately $1,599 thousand (denominated in NIS) mainly in connection with a lease agreement and the employment encouragement plan of the Israeli Ministry of Industry, Trade and Labor plan it had undertaken.
d. Contingent liabilities:
In October 2012, the Cypriot and Israeli subsidiaries received a lawsuit filed by a former consultant of the Cypriot subsidiary, claiming Euro 260 thousand (approximately $340 thousand) for early termination of the consultancy agreement, reputational damages and interest. On January 22, 2014, the Court rejected the former consultant’s claim and the case was dismissed.